Document and Entity Information	0 Months Ended
Jun. 30, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2014
Registrant Name	NEW COVENANT FUNDS
Central Index Key	0001070222
Amendment Flag	false
Document Creation Date	Oct. 28, 2014
Document Effective Date	Oct. 28, 2014
Prospectus Date	Oct. 31, 2014
New Covenant Growth Fund | New Covenant Growth Fund
Risk/Return:
Trading Symbol	NCGFX
New Covenant Income Fund | New Covenant Income Fund
Risk/Return:
Trading Symbol	NCICX
New Covenant Balanced Growth Fund | New Covenant Balanced Growth Fund
Risk/Return:
Trading Symbol	NCBGX
New Covenant Balanced Income Fund | New Covenant Balanced Income Fund
Risk/Return:
Trading Symbol	NCBIX